UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

Semiannual report

Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

February 29, 2012

Fixed income mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocations	4
Statements of net assets	9
Statements of operations	50
Statements of changes in net assets	52
Financial highlights	62
Notes to financial statements	92
Other Fund information	106
About the organization	108

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2011 to February 29, 2012

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2011 to February 29, 2012.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,062.10	0.84%	$4.31
Class B	1,000.00	1,058.20	1.59%	8.14
Class C	1,000.00	1,058.10	1.59%	8.14
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class B	1,000.00	1,016.96	1.59%	7.97
Class C	1,000.00	1,016.96	1.59%	7.97

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,084.40	0.82%	$4.25
Class B	1,000.00	1,080.20	1.57%	8.12
Class C	1,000.00	1,080.30	1.57%	8.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.79	0.82%	$4.12
Class B	1,000.00	1,017.06	1.57%	7.87
Class C	1,000.00	1,017.06	1.57%	7.87

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,076.40	0.84%	$4.34
Class B	1,000.00	1,072.40	1.59%	8.19
Class C	1,000.00	1,073.20	1.59%	8.20
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class B	1,000.00	1,016.96	1.59%	7.97
Class C	1,000.00	1,016.96	1.59%	7.97

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,053.00	0.88%	$4.49
Class B	1,000.00	1,048.30	1.63%	8.30
Class C	1,000.00	1,049.10	1.63%	8.30
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.49	0.88%	$4.42
Class B	1,000.00	1,016.76	1.63%	8.17
Class C	1,000.00	1,016.76	1.63%	8.17

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,073.90	0.80%	$4.13
Class B	1,000.00	1,070.00	1.55%	7.98
Class C	1,000.00	1,070.00	1.55%	7.98
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.89	0.80%	$4.02
Class B	1,000.00	1,017.16	1.55%	7.77
Class C	1,000.00	1,017.16	1.55%	7.77

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Security type/sector allocations
Delaware Tax-Free Arizona Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	100.57%
Corporate Revenue Bonds	12.57%
Education Revenue Bonds	13.81%
Electric Revenue Bonds	4.81%
Healthcare Revenue Bonds	17.87%
Lease Revenue Bonds	10.19%
Local General Obligation Bonds	3.41%
Pre-Refunded Bonds	2.53%
Special Tax Revenue Bonds	23.91%
State & Territory General Obligation Bonds	2.65%
Transportation Revenue Bonds	6.05%
Water & Sewer Revenue Bonds	2.77%
Total Value of Securities	100.57%
Liabilities Net of Receivables and Other Assets	(0.57%)
Total Net Assets	100.00%

Delaware Tax-Free California Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.44%
Corporate Revenue Bonds	8.62%
Education Revenue Bonds	9.32%
Electric Revenue Bonds	5.33%
Healthcare Revenue Bonds	17.96%
Housing Revenue Bonds	4.49%
Lease Revenue Bonds	6.17%
Local General Obligation Bonds	7.60%
Pre-Refunded Bonds	5.12%
Resource Recovery Revenue Bond	1.21%
Special Tax Revenue Bonds	19.07%
State & Territory General Obligation Bonds	7.48%
Transportation Revenue Bonds	3.13%
Water & Sewer Revenue Bonds	2.94%
Short-Term Investment	0.12%
Total Value of Securities	98.56%
Receivables and Other Assets Net of Liabilities	1.44%
Total Net Assets	100.00%

Security type/sector allocations
Delaware Tax-Free Colorado Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.95%
Corporate Revenue Bond	1.30%
Education Revenue Bonds	8.51%
Electric Revenue Bonds	6.65%
Healthcare Revenue Bonds	27.45%
Housing Revenue Bonds	2.76%
Lease Revenue Bonds	3.87%
Local General Obligation Bonds	14.10%
Pre-Refunded Bonds	6.02%
Special Tax Revenue Bonds	15.96%
State & Territory General Obligation Bonds	4.59%
Transportation Revenue Bonds	7.15%
Water & Sewer Revenue Bonds	0.59%
Short-Term Investments	0.67%
Total Value of Securities	99.62%
Receivables and Other Assets Net of Liabilities	0.38%
Total Net Assets	100.00%

Delaware Tax-Free Idaho Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	99.25%
Corporate Revenue Bonds	6.29%
Education Revenue Bonds	10.24%
Electric Revenue Bonds	4.55%
Healthcare Revenue Bonds	6.37%
Housing Revenue Bonds	3.33%
Lease Revenue Bonds	7.11%
Local General Obligation Bonds	20.92%
Pre-Refunded Bonds	3.37%
Special Tax Revenue Bonds	23.48%
State & Territory General Obligation Bonds	3.90%
Transportation Revenue Bonds	8.51%
Water & Sewer Revenue Bonds	1.18%
Short-Term Investments	1.51%
Total Value of Securities	100.76%
Liabilities Net of Receivables and Other Assets	(0.76%)
Total Net Assets	100.00%

Security type/sector allocations
Delaware Tax-Free New York Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	96.87%
Corporate Revenue Bonds	7.60%
Education Revenue Bonds	21.78%
Electric Revenue Bonds	3.11%
Healthcare Revenue Bonds	14.65%
Housing Revenue Bonds	1.18%
Lease Revenue Bonds	14.31%
Local General Obligation Bonds	5.54%
Pre-Refunded Bonds	1.19%
Special Tax Revenue Bonds	15.14%
State & Territory General Obligation Bonds	4.05%
Transportation Revenue Bonds	5.73%
Water & Sewer Revenue Bonds	2.59%
Short-Term Investment	0.77%
Total Value of Securities	97.64%
Receivables and Other Assets Net of Liabilities	2.36%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free Arizona Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 100.57%
Corporate Revenue Bonds – 12.57%
Maricopa County Pollution Control (Palo Verde Project)
Series A 5.05% 5/1/29 (AMBAC)	$2,000,000	$2,014,540
•Series B 5.20% 6/1/43	1,500,000	1,653,105
• Navajo County Pollution Control Revenue
(Arizona Public Services-Cholla)
Series D 5.75% 6/1/34	1,500,000	1,714,485
Pima County Industrial Development Authority Pollution
Control Revenue (Tucson Electric Power San Juan)
5.75% 9/1/29	750,000	784,335
Series A 4.95% 10/1/20	1,450,000	1,555,792
Series A 5.25% 10/1/40	3,400,000	3,489,658
Salt Verde Financial Senior Gas Revenue 5.00% 12/1/37	2,250,000	2,253,195
		13,465,110
Education Revenue Bonds – 13.81%
Arizona Health Facilities Authority
Healthcare Education Revenue (Kirksville College)
5.125% 1/1/30	1,500,000	1,623,525
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	2,000,000	2,097,080
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,091,230
Arizona State University Series C 5.50% 7/1/25	330,000	401,455
Glendale Industrial Development Authority Revenue
(Midwestern University) 5.125% 5/15/40	1,305,000	1,364,495
Northern Arizona University
5.00% 6/1/36	475,000	512,748
5.00% 6/1/41	1,240,000	1,328,610
Phoenix Industrial Development Authority
(Greater Hearts Academies Project)
6.30% 7/1/42	500,000	505,075
6.40% 7/1/47	500,000	505,475
Pima County Industrial Development Authority Educational
Revenue (Tucson Country Day School Project)
5.00% 6/1/37	1,500,000	1,227,300
South Campus Group Student Housing Revenue
(Arizona State University-South Campus Project)
5.625% 9/1/35 (NATL-RE)	2,000,000	2,026,720

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation)
Series A 5.00% 7/15/27 (AMBAC)	$1,000,000	$1,005,850
University of Arizona Certificates of Participation
(University of Arizona Project)
Series A 5.125% 6/1/21 (AMBAC)	85,000	85,817
Series B 5.00% 6/1/31 (AMBAC)	1,000,000	1,019,270
		14,794,650
Electric Revenue Bonds – 4.81%
Mesa Utilities System Revenue 5.00% 7/1/18
(NATL-RE) (FGIC)	1,500,000	1,809,240
Pinal County Electric District #3 Refunding 5.25% 7/1/41	2,000,000	2,161,540
Salt River Project Agricultural Improvement &
Power District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,186,160
		5,156,940
Healthcare Revenue Bonds – 17.87%
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) Series D 5.00% 7/1/28	1,500,000	1,615,755
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health) 5.00% 12/1/42	2,205,000	2,175,828
Maricopa County Industrial Development Authority Health
Facilities Revenue (Catholic Healthcare West) Series A
5.25% 7/1/32	1,250,000	1,313,638
5.50% 7/1/26	1,000,000	1,054,970
6.00% 7/1/39	2,500,000	2,809,200
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,135,000	2,370,832
Scottsdale Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.25% 9/1/30	1,250,000	1,269,775
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39	1,500,000	1,664,475
6.50% 7/1/39	2,500,000	2,840,324
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	2,030,180
		19,144,977

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 10.19%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates (Administration
Building Project) 5.00% 7/1/32	$1,000,000	$1,044,480
Arizona State Certificates of Participation Department
Administration Series A 5.25% 10/1/25 (AGM)	1,500,000	1,738,530
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	589,461
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	1,002,490
Phoenix Industrial Development Authority Lease Revenue
(Capitol Mall II, LLC Project) 5.00% 9/15/28 (AMBAC)	2,000,000	2,001,540
Pima County Industrial Development Authority Lease
Revenue Metro Police Facility (Nevada Project) Series A
5.25% 7/1/31	1,500,000	1,599,960
5.375% 7/1/39	1,500,000	1,606,815
Pinal County Certificates of Participation 5.00% 12/1/29	1,300,000	1,337,453
		10,920,729
Local General Obligation Bonds – 3.41%
Coconino & Yavapai Counties Joint Unified School
District #9 (Sedona Oak Creek Project of 2007)
Series B 5.375% 7/1/28	1,350,000	1,539,216
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)	1,000,000	1,018,470
• Gila County Unified School District #10
(Payson School Improvement Project of 2006) Series A
5.25% 7/1/27 (AMBAC)	1,000,000	1,093,410
		3,651,096
§Pre-Refunded Bonds – 2.53%
Arizona Water Infrastructure Finance Authority
(Water Quality) Series A 5.00% 10/1/21-16	1,000,000	1,199,360
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	5,000	5,542
Salt River Project Agricultural Improvement &
Power District Electric System Revenue
Series B 5.00% 1/1/31-13 (NATL-RE) (IBC)	1,460,000	1,505,085
		2,709,987

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 23.91%
Arizona Tourism & Sports Authority Tax Revenue
(Multipurpose Stadium Facilities) Series A
5.00% 7/1/28 (NATL-RE)	$1,345,000	$1,401,920
Arizona Transportation Board
(Maricopa County Regional Area Road)
5.00% 7/1/25	1,000,000	1,186,170
Series A 5.00% 7/1/29	1,115,000	1,278,492
Flagstaff Aspen Place Sawmill Improvement District
Revenue 5.00% 1/1/32	875,000	875,910
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,413,975
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	545,000	591,897
5.25% 1/1/36	705,000	784,249
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	823,000	853,640
Mesa Street & Highway Revenue 5.00% 7/1/20 (AGM)	1,000,000	1,196,660
Phoenix Civic Improvement Excise Tax Revenue
(Solid Waste Improvements)
Series A 5.00% 7/1/19 (NATL-RE)	1,000,000	1,132,780
Phoenix Civic Improvement Transition Excise Tax
Revenue (Light Rail Project)
5.00% 7/1/20 (AMBAC)	1,570,000	1,719,214
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series C
5.50% 7/1/25 (AMBAC)	455,000	511,934
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	960,000	939,917
Series A 5.00% 8/1/26	1,100,000	1,213,267
Series A 5.00% 8/1/40	1,250,000	1,355,975
Series A 5.00% 8/1/46	1,500,000	1,613,580
^Series A 5.03% 8/1/44 (NATL-RE)	3,885,000	658,508
^Series A 5.04% 8/1/45 (NATL-RE)	3,980,000	634,730
Series A 5.375% 8/1/39	850,000	919,964
Series A 5.50% 8/1/42	1,000,000	1,089,970
Series A 5.75% 8/1/37	580,000	649,148
Series A 6.50% 8/1/44	1,250,000	1,472,200
Series A-1 5.00% 8/1/43	1,060,000	1,128,359

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Queen Creek Improvement District #1 5.00% 1/1/32	$1,000,000	$1,001,990
		25,624,449
State & Territory General Obligation Bonds – 2.65%
Puerto Rico Commonwealth Public Improvement
Series A 5.75% 7/1/41	2,000,000	2,192,780
Series E 5.375% 7/1/30	600,000	644,130
		2,836,910
Transportation Revenue Bonds – 6.05%
Arizona State Transportation Board Highway Revenue
Subordinated Series A 5.00% 7/1/23	1,000,000	1,093,570
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,374,213
(Senior Lien) Series B
5.25% 7/1/27 (NATL-RE) (FGIC) (AMT)	1,000,000	1,004,950
5.25% 7/1/32 (NATL-RE) (FGIC) (AMT)	3,000,000	3,011,640
		6,484,373
Water & Sewer Revenue Bonds – 2.77%
Arizona Water Infrastructure Finance Authority
(Water Quality) Series A 5.00% 10/1/25	1,000,000	1,249,780
Phoenix Civic Improvement Wastewater Corporation
Systems Revenue (Junior Lien)
5.00% 7/1/19 (NATL-RE)	1,000,000	1,172,460
Puerto Rico Commonwealth Aqueduct & Sewer Authority
(Senior Lien) Series A
5.25% 7/1/42	220,000	220,315
6.00% 7/1/47	305,000	328,982
		2,971,537
Total Municipal Bonds (cost $100,638,560)		107,760,758

Total Value of Securities – 100.57%
(cost $100,638,560)		107,760,758
Liabilities Net of Receivables and
Other Assets – (0.57%)		(614,181)
Net Assets Applicable to 9,074,040
Shares Outstanding – 100.00%		$107,146,577

Statements of net assets
Delaware Tax-Free Arizona Fund

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($99,737,520 / 8,448,051 Shares)	$11.81
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($625,435 / 52,937 Shares)	$11.81
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($6,783,622 / 573,052 Shares)	$11.84

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$99,701,505
Undistributed net investment income	25,308
Accumulated net realized gain on investments	297,566
Net unrealized appreciation of investments	7,122,198
Total net assets	$107,146,577

•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by Financial Guaranty Insurance Company
IBC — Insured Bond Certificate
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$11.81
Sales charge (4.50% of offering price) (B)	0.56
Offering price	$12.37

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free California Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.44%
Corporate Revenue Bonds – 8.62%
• California Pollution Control Financing Authority
Environmental Improvement Revenue
(BP West Coast Products, LLC) 2.60% 12/1/46	$500,000	$521,735
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	1,154,070
Golden State Tobacco Securitization Corporate
Settlement Revenue
5.00% 6/1/45 (AMBAC)	950,000	953,183
(Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	2,000,000	1,384,640
5.75% 6/1/47	2,500,000	1,920,325
M-S-R Energy Authority Gas Revenue
Series A 6.50% 11/1/39	1,000,000	1,233,620
Series C 6.50% 11/1/39	500,000	616,810
		7,784,383
Education Revenue Bonds – 9.32%
California Educational Facilities Authority Revenue
(Chapman University) 5.00% 4/1/31	500,000	546,335
(Woodbury University) 5.00% 1/1/36	1,000,000	875,120
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/36	1,000,000	871,370
California Municipal Finance Authority Revenue
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,228,065
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	850,704
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	950,350
(Irvine Campus) 5.375% 5/15/38	1,000,000	1,044,600
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	1,015,160
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	1,039,050
		8,420,754

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 5.33%
Anaheim Public Financing Authority Electric System District
Facilities Series A 5.00% 10/1/25	$800,000	$944,008
Chino Basin Regional Financing Authority Revenue
Series A 5.00% 11/1/24 (AMBAC)	845,000	958,289
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	587,535
Series B 5.00% 11/1/36	250,000	269,008
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,159,019
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	830,000	901,920
		4,819,779
Healthcare Revenue Bonds – 17.96%
Abag Finance Authority for Nonprofit Corporations
Refunding (Episcopal Senior Communities)
6.125% 7/1/41	850,000	911,090
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,164,499
Series A 5.00% 8/1/26	300,000	339,132
Series A 5.00% 8/1/27	300,000	336,771
Series A 5.00% 8/1/28	250,000	278,648
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	980,625
Series E 5.625% 7/1/25	1,000,000	1,142,690
Series G 5.25% 7/1/23	1,000,000	1,078,760
(Scripps Health Care) Series A 5.00% 11/15/40	850,000	925,293
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,108,610
(Stanford Hospital) Series A-2 5.25%11/15/40	600,000	661,098
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,144,670
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	475,000	475,318
California Statewide Communities Development
Authority Revenue
(Kaiser Permanente)
Series A 5.00% 4/1/19	1,000,000	1,197,339
Series B 5.25% 3/1/45	1,000,000	1,037,780
(Southern California Senior Living) 7.25% 11/15/41	500,000	556,490
(Trinity Health) 5.00% 12/1/41	1,000,000	1,080,480
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	919,260

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	$785,000	$885,135
		16,223,688
Housing Revenue Bonds – 4.49%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	995,000	1,028,273
• California Statewide Communities Development
Multifamily Housing Authority Revenue
(Silver Ridge Apartments)
Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,011,620
Palm Springs Mobile Home Park Revenue
(Sahara Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	1,012,090
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,003,870
		4,055,853
Lease Revenue Bonds – 6.17%
California State Public Works Board Lease Revenue
(General Services) Series A 6.25% 4/1/34	1,000,000	1,153,980
Elsinore Valley Municipal Water District Certificates of
Participation Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,140,960
Franklin-McKinley School District Certificates of
Participation (Financing Project)
Series B 5.00% 9/1/27 (AMBAC)	1,060,000	1,068,014
San Diego Public Facilities Financing Authority Lease
Revenue (Master Project) Series A 5.25% 3/1/40	1,000,000	1,048,550
San Mateo Joint Powers Financing Authority Lease
Revenue (Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,163,950
		5,575,454
Local General Obligation Bonds – 7.60%
^ Anaheim School District Election 2002
4.58% 8/1/25 (NATL-RE)	1,000,000	539,430
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	947,848
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,138,870
Fairfield-Suisun Unified School District Election 2002
5.50% 8/1/28 (NATL-RE)	500,000	545,005

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Grossmont Union High School District Election 2004
5.00% 8/1/23 (NATL-RE)	$500,000	$564,375
Pittsburg Unified School District Financing Authority Revenue
(Pittsburg Unified School District Building Program)
5.50% 9/1/46 (AGM)	800,000	881,672
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,141,240
Sierra Joint Community College District #2
(Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,111,130
		6,869,570
§Pre-Refunded Bonds – 5.12%
California Department of Water Resources
(Central Valley Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,183
Prerefunded 2010 (Water System)
5.00% 12/1/29-12 (NATL-RE) (FGIC)	255,000	264,338
California Statewide Communities Development
Authority Revenue
(Citrus Gardens Apartments Project)
Series D1 5.375% 7/1/32-12	1,000,000	1,037,810
(East Campus Apartments, LLC)
Series A 5.625% 8/1/34-12 (ACA)	985,000	1,007,872
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	64,075
Golden State Tobacco Securitization
Corporation Settlement Revenue
(Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,065,570
5.625% 6/1/33-13	1,000,000	1,067,139
Port Oakland Revenue Series L 5.375% 11/1/27-12
(NATL-RE) (FGIC) (AMT)	110,000	113,724
		4,625,711
Resource Recovery Revenue Bond – 1.21%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	1,088,340
		1,088,340

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 19.07%
Bonita Canyon Public Facilities Financing Authority Revenue
(Community Facilities District #98-1) 5.00% 9/1/28	$800,000	$825,200
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Un-Refunded Balance
Series A 5.00% 8/1/28 (RADIAN)	940,000	941,109
Fremont Community Facilities District #1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	944,770
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project) 5.50% 12/1/24	1,000,000	1,050,690
Lammersville School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	500,000	466,695
Lancaster Redevelopment Agency Tax Allocation Revenue
(Combined Redevelopment Project Areas) 6.875% 8/1/39	500,000	535,250
@ Modesto Special Tax Community Facilities
District #04-1 (Village 2) 5.15% 9/1/36	1,000,000	921,660
Poway Redevelopment Agency Tax Allocation Revenue
5.75% 6/15/33 (NATL-RE)	270,000	271,504
Puerto Rico Sales Tax Financing Revenue
First Subordinate Series A
5.00% 8/1/40	945,000	1,025,117
5.25% 8/1/27	1,000,000	1,132,690
5.50% 8/1/37	835,000	910,709
Ω(Convertible Capital Appreciation) 6.75% 8/1/32	660,000	646,193
Rancho Santa Fe Community Services District Financing
Authority Revenue Superior Lien Series A 5.75% 9/1/30	800,000	863,160
Riverside County Redevelopment Agency Tax Allocation
Housing Series A 6.00% 10/1/39	1,000,000	1,060,130
Roseville Westpark Special Tax Public Community Facilities
District #1 5.25% 9/1/37	500,000	466,130
San Bernardino County Special Tax Community Facilities
District #2002-1 5.90% 9/1/33	2,000,000	2,024,539
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,043,350
San Mateo Special Tax Revenue
(Community Facilities District #200) 6.00% 9/1/42	800,000	819,408
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.00% 10/1/29	715,000	754,018

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Yucaipa Special Tax Refunding Community Facilities
District #98-1 (Chapman Heights) 5.375% 9/1/30	$500,000	$526,810
		17,229,132
State & Territory General Obligation Bonds – 7.48%
California State Various Purposes
5.00% 9/1/41	1,525,000	1,630,286
5.00% 10/1/41	225,000	240,638
5.25% 3/1/30	1,000,000	1,122,380
5.25% 11/1/40	1,000,000	1,091,170
6.00% 3/1/33	1,000,000	1,199,100
6.00% 4/1/38	515,000	597,472
Puerto Rico Commonwealth Public Improvement Series A
5.75% 7/1/41	800,000	877,112
		6,758,158
Transportation Revenue Bonds – 3.13%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area) Series F-1 5.25% 4/1/27	800,000	922,600
Port Oakland Revenue Un-Refunded Series L
5.375% 11/1/27 (NATL-RE) (FGIC) (AMT)	890,000	906,607
San Diego Redevelopment Agency (Centre City
Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,001,070
		2,830,277
Water & Sewer Revenue Bonds – 2.94%
California State Department of Water Resources
Systems Revenue (Central Valley Project)
Series AG 5.00% 12/1/28	815,000	960,633
Un-Refunded 2010 Series X
5.00% 12/1/29 (NATL-RE) (FGIC)	740,000	761,667
San Francisco City & County Public Utilities Commission
Water Revenue Series B 5.00% 11/1/26	800,000	937,408
		2,659,708
Total Municipal Bonds (cost $82,870,493)		88,940,807

Statements of net assets
Delaware Tax-Free California Fund

	Number of shares	Value
Short-Term Investment – 0.12%
Money Market Mutual Fund – 0.12%
Federated California Municipal Cash Trust	108,950	$108,950
Total Short-Term Investment (cost $108,950)		108,950

Total Value of Securities – 98.56%
(cost $82,979,443)		89,049,757
Receivables and Other Assets
Net of Liabilities – 1.44%		1,304,011
Net Assets Applicable to 7,618,820
Shares Outstanding – 100.00%		$90,353,768

Net Asset Value – Delaware Tax-Free California Fund
Class A ($72,753,238 / 6,136,824 Shares)		$11.86
Net Asset Value – Delaware Tax-Free California Fund
Class B ($922,286 / 77,474 Shares)		$11.90
Net Asset Value – Delaware Tax-Free California Fund
Class C ($16,678,244 / 1,404,522 Shares)		$11.87

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$84,919,181
Undistributed net investment income		18,780
Accumulated net realized loss on investments		(654,507)
Net unrealized appreciation of investments		6,070,314
Total net assets		$90,353,768

•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
@	Illiquid security. At February 29, 2012, the aggregate value of illiquid securities was $921,660, which represented 1.02% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
BHAC — Insured by Berkshire Hathaway Assurance Company
FGIC — Insured by Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association collateral
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$11.86
Sales charge (4.50% of offering price) (B)	0.56
Offering price	$12.42

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free Colorado Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.95%
Corporate Revenue Bond – 1.30%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	$2,500,000	$3,126,700
		3,126,700
Education Revenue Bonds – 8.51%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/33 (NATL-RE)	1,000,000	1,006,130
5.00% 9/1/35 (AMBAC)	1,000,000	1,018,500
Colorado Educational & Cultural Facilities
Authority Revenue
(Charter School Project) 5.50% 5/1/36 (SGI)	2,280,000	2,312,148
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (SGI)	1,000,000	1,003,690
(Liberty Common Charter School Project)
5.125% 12/1/33 (SGI)	2,740,000	2,757,591
(Montessori Districts Charter School Projects)
6.125% 7/15/32	5,590,000	5,597,267
(Pinnacle Charter School Project) 5.00% 6/1/33 (SGI)	2,170,000	2,176,770
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,988,832
Colorado School Mines Auxiliary Facilities
5.00% 12/1/37 (AMBAC)	425,000	428,281
University of Colorado Enterprise System Revenue
Series A 5.00% 6/1/30 (AMBAC)	2,000,000	2,229,600
		20,518,809
Electric Revenue Bonds – 6.65%
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,639,513
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	2,795,000	3,244,045
5.00% 6/1/29	2,355,000	2,705,448
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	2,400,000	2,557,296
Series ZZ 5.25% 7/1/26	3,500,000	3,905,964
		16,052,266

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 27.45%
Aurora Hospital Revenue
(Children’s Hospital Association Project)
Series A 5.00% 12/1/40	$400,000	$416,296
Series D 5.00% 12/1/23 (AGM)	2,775,000	3,077,919
Colorado Health Facilities Authority Revenue
•(Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,511,620
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	1,019,690
Series A 5.00% 7/1/39	1,540,000	1,619,510
Series A 5.00% 2/1/41	2,250,000	2,383,583
Series A 5.25% 2/1/33	1,000,000	1,108,430
Series C-1 5.10% 10/1/41 (AGM)	2,000,000	2,101,780
Series D 6.25% 10/1/33	2,000,000	2,324,260
(Christian Living Community Project)
6.375% 1/1/41	1,000,000	1,046,140
Series A 5.75% 1/1/37	1,500,000	1,501,740
(Covenant Retirement Communities)
Series A 5.50% 12/1/33 (RADIAN)	5,000,000	5,032,849
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,010,120
Series A 5.25% 6/1/34	2,750,000	2,780,333
Series A 6.125% 6/1/38	5,250,000	5,411,857
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,036,110
(Sisters Leavenworth)
Series A 5.00% 1/1/40	1,000,000	1,049,840
Series B 5.25% 1/1/25	2,500,000	2,908,250
(Total Long-Term Care) Series A
6.00% 11/15/30	2,365,000	2,622,643
6.25% 11/15/40	750,000	816,863
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,479,969
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,063,330
Colorado Springs Hospital Revenue 6.25% 12/15/33	2,500,000	2,782,150
Delta County Memorial Hospital District Enterprise
Revenue 5.35% 9/1/17	4,000,000	4,127,920
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,633,950
Series A 4.75% 12/1/36	1,500,000	1,466,775
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
Auxilio Mutuo Series A 6.00% 7/1/33	2,950,000	3,275,857

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
University of Colorado Hospital Authority Revenue Series A
5.00% 11/15/37	$2,690,000	$2,755,932
6.00% 11/15/29	2,460,000	2,833,748
		66,199,464
Housing Revenue Bonds – 2.76%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series C3 6.15% 10/1/41	1,590,000	1,592,162
(Single Family Mortgage) Series A 5.50% 11/1/29
(FHA) (VA) (HUD)	1,195,000	1,241,127
(Single Family Program) Series AA
4.50% 5/1/23 (FHLMC)	720,000	785,729
4.50% 11/1/23 (FHLMC)	740,000	805,964
Puerto Rico Housing Finance Authority
Subordinate (Capital Fund Modernization)
5.125% 12/1/27	2,040,000	2,222,049
		6,647,031
Lease Revenue Bonds – 3.87%
Aurora Certificates of Participation Refunding
Series A 5.00% 12/1/30	2,370,000	2,635,867
Colorado Building Excellent Schools Today Certificates of
Participation Series G 5.00% 3/15/32	2,000,000	2,234,940
Pueblo County Certificates of Participation
(County Judicial Complex Project)
5.00% 9/15/42 (AGM)	2,500,000	2,730,200
Regional Transportation District Certificates of
Participation Series A 5.375% 6/1/31	1,540,000	1,727,202
		9,328,209
Local General Obligation Bonds – 14.10%
Arapahoe County Water & Wastewater Public
Improvement District
Series A 5.125% 12/1/32 (NATL-RE)	2,555,000	2,583,539
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,839,964
(Justice System Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,159,801
Denver City & County School Refunding District #1
4.00% 12/1/28	2,500,000	2,731,025

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Denver International Business Center Metropolitan
District #1 5.00% 12/1/30	$350,000	$363,167
Denver West Metropolitan District
5.00% 12/1/33 (RADIAN)	1,400,000	1,411,354
Douglas County School District #1
(Douglas & Elbert Counties)
5.00% 12/15/22	1,175,000	1,466,835
Garfield County School District #2
5.00% 12/1/25 (AGM)	2,280,000	2,638,439
Grand County School District #2 (East Grand)
5.25% 12/1/25 (AGM)	2,485,000	2,837,522
Gunnison Watershed School District #1J
Series 2009 5.25% 12/1/33	1,400,000	1,601,852
Ignacio School District #11JT
5.00% 12/1/28	1,420,000	1,679,022
5.00% 12/1/29	820,000	963,467
5.00% 12/1/31	835,000	969,552
Jefferson County School District #1 5.25% 12/15/24	2,500,000	3,276,650
@ North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	1,016,640
District #2 5.50% 12/15/37	1,200,000	1,089,588
Rangely Hospital District 6.00% 11/1/26	2,250,000	2,576,385
Sand Creek Metropolitan District Refunding & Improvement
5.00% 12/1/31 (SGI)	500,000	501,835
Weld County School District #4 5.00% 12/1/19 (AGM)	1,085,000	1,294,481
		34,001,118
§Pre-Refunded Bonds – 6.02%
Adams & Arapahoe Counties Joint School
District #28J (Aurora) 6.00% 12/1/28-18	2,500,000	3,307,249
Colorado Educational & Cultural Facilities
Authority Revenue
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,134,860
Colorado Health Facilities Authority Revenue
(Adventist Health) 5.125% 11/15/24-16	75,000	90,947
Douglas County School District #1
(Douglas & Elbert Counties)
Series B 5.00% 12/15/24-16	2,355,000	2,748,544

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
El Paso County Certificates of Participation
(Detention Facilities Project)
Series B 5.00% 12/1/27-12 (AMBAC)	$1,500,000	$1,554,825
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (NATL-RE)	1,735,000	1,878,884
Garfield Pitkin & Eagle Counties School District #1
(Roaring Fork)
Series A 5.00% 12/15/27-14 (AGM)	1,500,000	1,692,930
La Plata County School District #9 (Durango)
5.125% 11/1/24-13 (NATL-RE)	1,000,000	1,081,160
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	25,000	27,711
		14,517,110
Special Tax Revenue Bonds – 15.96%
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23 (AGM)	2,040,000	2,327,048
@ Baptist Road Rural Transportation Authority Sales &
Use Tax Revenue 5.00% 12/1/26	1,860,000	1,354,378
Denver City & County Justice System Facilities
5.00% 8/1/21	1,500,000	1,757,340
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/35 (SGI)	3,495,000	3,480,286
Denver International Business Center
Metropolitan District #1
5.375% 12/1/35	1,750,000	1,831,935
Guam Government Business Privilege Tax Revenue
Series A
5.125% 1/1/42	1,250,000	1,357,563
5.25% 1/1/36	1,675,000	1,863,287
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	950,380
5.35% 12/1/31	720,000	707,018

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Series A 5.25% 8/1/27	$1,100,000	$1,245,959
Series A 5.50% 8/1/42	1,500,000	1,634,955
Series A 5.75% 8/1/37	2,620,000	2,932,356
Series A-1 5.00% 8/1/43	1,770,000	1,884,147
Series C 5.00% 8/1/40	2,500,000	2,711,950
Series C 5.00% 8/1/46	5,500,000	5,916,460
Series C 5.50% 8/1/40	1,000,000	1,095,470
Ω(Convertible Capital Appreciation Bonds)
Series A 6.75% 8/1/32	1,345,000	1,316,863
Regional Transportation District Sales Tax Revenue
(Fastracks Project)
Series 5.00% 11/1/28 (AMBAC)	2,500,000	2,879,300
Series A 5.25% 11/1/18	1,000,000	1,252,370
		38,499,065
State & Territory General Obligation Bonds – 4.59%
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/21	4,000,000	4,125,360
Series A 5.50% 7/1/19 (NATL-RE) (IBC)	1,220,000	1,391,483
Series A 5.75% 7/1/41	3,850,000	4,221,101
Series E 5.375% 7/1/30	1,250,000	1,341,938
		11,079,882
Transportation Revenue Bonds – 7.15%
Denver City & County Airport System Revenue
Series A 5.00% 11/15/25 (NATL-RE) (FGIC)	2,000,000	2,195,440
Series A 5.25% 11/15/36	2,500,000	2,772,800
Series B 5.00% 11/15/33 (SGI)	2,000,000	2,039,780
E-470 Public Highway Authority Series C
5.25% 9/1/25	690,000	737,803
5.375% 9/1/26	2,000,000	2,138,580
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	4,700,000	4,785,681
Regional Transportation District Revenue
(Denver Transit Partners) 6.00% 1/15/41	2,400,000	2,588,016
		17,258,100

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 0.59%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (ASSURED GTY)	$250,000	$289,888
Pueblo Board Waterworks Revenue 5.00% 11/1/21 (AGM)	1,000,000	1,141,450
		1,431,338
Total Municipal Bonds (cost $222,553,474)		238,659,092

	Number of shares
Short-Term Investments – 0.67%
Money Market Mutual Fund – 0.59%
Dreyfus Cash Management Fund	1,408,470	1,408,470
		1,408,470

	Principal amount
¤Variable Rate Demand Notes – 0.08%
Colorado Educational & Cultural Facilities Authority
(Various National Jewish Federal) Series C4
0.10% 6/1/37 (LOC-U.S. Bank N.A.)	$200,000	200,000
		200,000
Total Short-Term Investments (cost $1,608,470)		1,608,470

Total Value of Securities – 99.62%
(cost $224,161,944)		240,267,562
Receivables and Other Assets
Net of Liabilities – 0.38%		924,100
Net Assets Applicable to 20,998,240
Shares Outstanding – 100.00%		$241,191,662

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($227,337,455 / 19,795,104 Shares)		$11.48
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($260,795 / 22,688 Shares)		$11.49
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($13,593,412 / 1,180,448 Shares)		$11.52

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$226,932,360
Undistributed net investment income	352,563
Accumulated net realized loss on investments	(2,198,879)
Net unrealized appreciation of investments	16,105,618
Total net assets	$241,191,662

•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
@	Illiquid security. At February 29, 2012, the aggregate value of illiquid securities was $3,460,606, which represented 1.43% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. Note 8 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2012.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration collateral

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$11.48
Sales charge (4.50% of offering price) (B)	0.54
Offering price	$12.02

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Delaware Tax-Free Idaho Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 99.25%
Corporate Revenue Bonds – 6.29%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	$5,035,000	$5,036,561
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,002,520
Power County Pollution Control Revenue (FMC Project)
5.625% 10/1/14	2,475,000	2,476,064
		9,515,145
Education Revenue Bonds – 10.24%
Boise State University Revenue
(General Project) Series A
4.00% 4/1/37	1,250,000	1,260,825
5.00% 4/1/42	1,300,000	1,446,393
(General Refunding) Series A
4.25% 4/1/32 (NATL-RE)	750,000	779,723
5.00% 4/1/39	1,000,000	1,091,120
Un-Refunded Series 07 5.375% 4/1/22 (FGIC)	5,000	5,021
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,088,220
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (AGM)	1,130,000	1,182,037
5.00% 4/1/23 (AGM)	2,115,000	2,169,440
University of Idaho (General Refunding)
•Series 2011 5.25% 4/1/41	2,000,000	2,399,639
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,241,264
•Series B 4.50% 4/1/41 (AGM)	1,000,000	1,139,430
Series B 5.00% 4/1/28	1,000,000	1,129,260
Series B 5.00% 4/1/32	500,000	553,725
		15,486,097
Electric Revenue Bonds – 4.55%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,132,310
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/32	3,170,000	3,303,077
Series TT 5.00% 7/1/37	210,000	214,074
Series ZZ 5.25% 7/1/26	2,000,000	2,231,980
		6,881,441

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 6.37%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A
6.50% 11/1/23	$250,000	$298,585
6.75% 11/1/37	1,250,000	1,460,225
(St. Luke’s Regional Medical Center Project)
5.00% 7/1/35 (AGM)	2,500,000	2,698,650
(Trinity Health Center Group)
Series B 6.125% 12/1/28	1,000,000	1,192,790
Series D 4.50% 12/1/37	1,205,000	1,266,804
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,455,000	2,726,180
		9,643,234
Housing Revenue Bonds – 3.33%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	10,000	10,025
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	10,000	10,022
Series A Class II 4.375% 7/1/32	1,000,000	1,028,820
Series B 6.45% 7/1/15 (AMT)	10,000	10,025
Series B Class I 5.00% 7/1/37 (AMT)	435,000	440,999
Series B Class I 5.50% 7/1/38	310,000	332,577
Series C Class II 4.95% 7/1/31	1,000,000	1,057,630
Series E 6.35% 7/1/15 (FHA) (AMT)	5,000	5,012
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	25,000	25,059
Series I-1 Class I 5.45% 1/1/39 (AMT)	1,000,000	1,023,070
Puerto Rico Housing Finance Authority Subordinated-
Capital Fund Modernization 5.125% 12/1/27	1,000,000	1,089,240
		5,032,479
Lease Revenue Bonds – 7.11%
Idaho Housing & Finance Association Revenue
(TDF Facilities PJ-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,522,645
Series A 7.00% 2/1/36	1,500,000	1,644,705
Idaho State Building Authority Revenue
Series A 5.00% 9/1/33 (SGI)	1,000,000	1,015,140
Series A 5.00% 9/1/43 (SGI)	5,750,000	5,829,638
Series B 5.00% 9/1/21 (NATL-RE)	750,000	752,655
		10,764,783

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 20.92%
Ada & Canyon Counties Joint School District #2 Meridian
(School Board Guaranteed Program)
4.50% 7/30/22	$1,500,000	$1,845,735
4.75% 2/15/20	1,000,000	1,104,660
5.50% 7/30/16	1,305,000	1,574,274
Bannock County School District #25 Pocatello/Chubbuck
(School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,154,733
5.00% 8/15/16	1,100,000	1,216,578
Boise City Independent School District 5.00% 8/1/24 (AGM)	1,500,000	1,708,275
Canyon County School District #131 Nampa
(School Board Guaranteed Program)
Series B 5.00% 8/15/23	1,295,000	1,619,553
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,260,960
Series A 5.00% 9/15/22 (AGM)	1,725,000	2,004,795
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,091,908
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,438,925
Series A 5.00% 9/15/31	1,025,000	1,213,846
Series A 5.00% 9/15/33	1,125,000	1,313,021
Series A 5.25% 9/15/26	2,000,000	2,362,840
Series C 4.00% 9/15/29	1,320,000	1,454,878
Lemhi County 5.20% 8/1/27 (AGM)	2,145,000	2,216,429
Nampa City Series B 5.00% 8/1/21 (NATL-RE) (FGIC)	2,475,000	2,692,304
Twin Falls County School District #413 Filer
(School Board Guaranteed Program) 5.25% 9/15/25	2,000,000	2,370,419
		31,644,133

§Pre-Refunded Bonds – 3.37%
Ada & Canyon Counties Joint School District #3 Kuna
(School Board Guaranteed Program) 4.75% 8/15/22-14	600,000	664,764
Boise State University Revenue
(General Refunding) Series A
5.00% 4/1/18-14 (NATL-RE) (FGIC)	1,500,000	1,645,530
(Student Union & Housing System)
5.00% 4/1/17-13 (AMBAC)	500,000	525,835
Moscow Sewer Revenue 5.00% 11/1/22-12 (AGM)	2,175,000	2,242,251
Puerto Rico Sales Tax Financing Revenue First Subordinate
Series A 5.50% 8/1/28-19	15,000	19,568
		5,097,948

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 23.48%
Coeur d’Alene Local Improvement District #6
Series 1997 6.10% 7/1/12	$40,000	$40,568
Series 1998 6.10% 7/1/14	45,000	45,592
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	545,000	591,897
5.25% 1/1/36	705,000	784,249
Idaho Bond Bank Authority Revenue Series B
5.00% 9/15/30 (NATL-RE)	725,000	791,156
Idaho Water Resource Board
(Ground Water Rights Mitigation) 5.00% 9/1/32	2,565,000	2,599,525
Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,576,080
Nampa Development Revenue 5.90% 3/1/30	3,000,000	3,191,580
Puerto Rico Sales Tax Financing Revenue
^(Capital Appreciation) Series A
5.73% 8/1/44 (NATL-RE)	5,125,000	868,688
5.82% 8/1/45 (NATL-RE)	5,280,000	842,054
First Subordinate
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	735,000	719,624
Series A 5.00% 8/1/26	1,300,000	1,433,861
Series A 5.25% 8/1/27	3,000,000	3,398,071
Series A 5.50% 8/1/28	1,385,000	1,581,656
Series A 5.50% 8/1/42	2,000,000	2,179,940
Series A 5.75% 8/1/37	2,660,000	2,977,125
Series A-1 5.00% 8/1/43	1,060,000	1,128,359
Series C 5.00% 8/1/40	2,500,000	2,711,950
Series C 5.25% 8/1/40	2,000,000	2,225,300
Series C 5.50% 8/1/40	1,960,000	2,147,121
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.00% 10/1/29	2,220,000	2,341,145
5.25% 10/1/20	500,000	523,570
5.25% 10/1/24	800,000	828,656
		35,527,767
State & Territory General Obligation Bonds – 3.90%
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22	1,000,000	1,030,940
Series A 5.75% 7/1/41	3,850,000	4,221,102
Series E Refunding 5.375% 7/1/30	600,000	644,130
		5,896,172

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 8.51%
Boise Airport Revenue (Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	$1,000,000	$1,206,560
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,211,950
Idaho Housing & Finance Association Grant Revenue
(Anticipated Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,191,100
Series A 4.75% 7/15/19	1,410,000	1,694,101
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,274,617
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,754,565
Series A-1 4.00% 7/15/17	500,000	572,610
Puerto Rico Highway & Transportation Authority Revenue
Series K 5.00% 7/1/30	890,000	906,225
Un-Refunded Series W 5.50% 7/1/15	55,000	61,092
		12,872,820
Water & Sewer Revenue Bonds – 1.18%
Idaho Bond Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,120,910
Puerto Rico Commonwealth Aqueduct &
Sewer Authority Senior Lien Series A
5.25% 7/1/42	265,000	265,379
6.00% 7/1/47	365,000	393,700
		1,779,989
Total Municipal Bonds (cost $139,303,367)		150,142,008

	Number of shares
Short-Term Investments – 1.51%
Money Market Mutual Fund – 1.17%
Dreyfus Cash Management Fund	1,768,271	1,768,271
		1,768,271

	Principal amount
¤Variable Rate Demand Note – 0.34%
Idaho State University Foundation Revenue
(L.E. & Thelma Stephens Project) 0.15% 5/1/21
(LOC-Wells Fargo Bank N.A.)	$520,000	520,000
		520,000
Total Short-Term Investments (cost $2,288,271)		2,288,271

Statements of net assets
Delaware Tax-Free Idaho Fund

Total Value of Securities – 100.76%
(cost $141,591,638)	$152,430,279
Liabilities Net of Receivables
and Other Assets – (0.76%)	(1,154,839)
Net Assets Applicable to 12,477,387
Shares Outstanding – 100.00%	$151,275,440

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($112,232,046 / 9,255,173 Shares)	$12.13
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($635,705 / 52,519 Shares)	$12.10
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($38,407,689 / 3,169,695 Shares)	$12.12

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$141,792,798
Distributions in excess of net investment income	(16,644)
Accumulated net realized loss on investments	(1,339,355)
Net unrealized appreciation of investments	10,838,641
Total net assets	$151,275,440

•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2012.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration collateral

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$12.13
Sales charge (4.50% of offering price) (B)	0.57
Offering price	$12.70

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets Delaware Tax-Free New York Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.87%
Corporate Revenue Bonds – 7.60%
Chautauqua County Industrial Development Agency
Exempt Facilities Revenue (NRG Dunkirk Power Project)
5.875% 4/1/42	$1,000,000	$1,076,929
Jefferson County Industrial Development Agency
Solid Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	350,000	353,479
Nassau County Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	600,000	390,696
• New York City Industrial Development
Agency Special Facilities Revenue
(American Airlines-JFK International Airport)
7.75% 8/1/31 (AMT)	250,000	237,168
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	625,000	693,163
(Second Priority-Bank of America Tower)
5.625% 7/15/47	500,000	528,275
6.375% 7/15/49	600,000	652,728
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	255,850
TSASC Revenue (Asset-Backed) Series 1
5.00% 6/1/34	500,000	372,150
5.125% 6/1/42	500,000	359,495
		4,919,933
Education Revenue Bonds – 21.78%
Albany Industrial Development Agency Civic Facilities
Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	218,945
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	617,684
Dutchess County Industrial Development Agency
(Marist College) Series A 5.00% 7/1/20	500,000	509,645
Hempstead Town Local Development
Revenue (Molloy College Project)
5.75% 7/1/23	400,000	461,560
Madison County Capital Resource Revenue
(Colgate University Project)
Series A 5.00% 7/1/28	400,000	464,220

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.25% 10/1/31	$500,000	$542,920
5.50% 10/1/41	500,000	542,015
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	551,575
New York State Dormitory Authority Revenue
(Brooklyn Law School) 5.75% 7/1/33	340,000	385,937
(Columbia University) Series A 5.00% 7/1/23	500,000	528,150
(Cornell University) Series A
4.75% 7/1/29	100,000	113,669
5.00% 7/1/34	170,000	191,823
(Manhattan Marymount) 5.00% 7/1/24	350,000	376,894
(Mt. Sinai School Medicine) 5.125% 7/1/39	500,000	539,565
(New York University) Series A 5.25% 7/1/34	500,000	564,980
(Rockefeller University) Series A
5.00% 7/1/27	250,000	291,298
5.00% 7/1/37	600,000	681,107
(Skidmore College) Series A 5.00% 7/1/21	325,000	400,507
(St. Joseph’s College) 5.25% 7/1/25	500,000	543,390
(Teachers College) 5.50% 3/1/39	250,000	277,793
(University of Rochester)
Series A 5.125% 7/1/39	250,000	273,625
Series A-2 4.375% 7/1/20	250,000	273,380
(Yeshiva University) Series A 5.00% 11/1/40	1,000,000	1,067,499
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	537,210
Onondaga County Trust for Cultural Research
Revenue (Syracuse University Project)
Series B 5.00% 12/1/19	350,000	426,339
St. Lawrence County Industrial Development Agency
Civic Facility Revenue (St. Lawrence University)
Series A 5.00% 10/1/16	500,000	577,965
Suffolk County Industrial Development Agency
Civic Facility Revenue (New York Institute of
Technology Project) 5.00% 3/1/26	600,000	619,182

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Troy Industrial Development Authority Civic Facility
Revenue (Rensselaer Polytechnic)
Series E 5.20% 4/1/37	$500,000	$539,465
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence)
6.25% 10/15/40	600,000	604,314
Yonkers Industrial Development Agency Civic Facility
Revenue (Sarah Lawrence College Project)
Series A 6.00% 6/1/29	325,000	369,616
		14,092,272
Electric Revenue Bonds – 3.11%
Long Island Power Authority Electric System Revenue
Series A 5.75% 4/1/39	350,000	401,058
Series B 5.75% 4/1/33	250,000	290,570
New York Power Authority Series A 5.00% 11/15/38	500,000	562,805
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	190,000	202,453
Series ZZ 5.25% 7/1/26	500,000	557,995
		2,014,881
Healthcare Revenue Bonds – 14.65%
Albany Industrial Development Agency Civic Facility
Revenue (St. Peter’s Hospital Project)
Series A 5.25% 11/15/32	500,000	527,550
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project)
5.50% 8/1/33	500,000	452,205
Monroe County Industrial Development
Insured Mortgage Revenue (University Hospital of
Rochester Project) 5.50% 8/15/40 (FHA)	585,000	660,634
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	551,165
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group)
5.00% 7/1/27	400,000	410,760
(Chapel Oaks) 5.45% 7/1/26 (LOC-Allied Irish Bank)	450,000	451,004
(Winthrop South Nassau Hospital)
Series B 5.50% 7/1/23	500,000	512,545

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York Dormitory Authority Revenue
Non-State Supported Debt
(Memorial Sloan-Kettering)
5.00% 7/1/41	$180,000	$198,128
Series 1 4.375% 7/1/34	600,000	635,916
Series 1 5.00% 7/1/23	600,000	725,147
Series 1 5.00% 7/1/35	225,000	237,956
Subordinate Series A2 5.00% 7/1/26	500,000	559,920
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	657,528
(North Shore Long Island Jewish Group) Series A
5.00% 5/1/41	500,000	532,315
5.50% 5/1/37	500,000	556,380
(Orange Regional Medical Center) 6.125% 12/1/29	540,000	559,300
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	500,000	554,450
(Peconic Landing Southland) 6.00% 12/1/40	650,000	699,152
		9,482,055
Housing Revenue Bonds – 1.18%
New York City Housing Development Multifamily Housing
Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	253,108
New York Mortgage Agency Revenue 44th
Series 4.35% 10/1/24 (AMT)	500,000	509,865
		762,973
Lease Revenue Bonds – 14.31%
Battery Park City Authority Revenue
Series A 5.00% 11/1/26	250,000	267,123
Erie County Industrial Development Agency
School Facility Revenue (Buffalo City School District)
Series A 5.25% 5/1/25	500,000	577,255
Hudson Yards Infrastructure Revenue Series A
5.00% 2/15/47	500,000	515,075
5.25% 2/15/47	600,000	650,130
5.75% 2/15/47	1,000,000	1,131,890
New York City Industrial Development Agency
Special Airport Facility Revenue (Airis JFK I Project)
Series A 5.50% 7/1/28 (AMT)	500,000	464,900
New York Liberty Development (World Trade Center Project)
5.00% 11/15/31	500,000	554,100
5.75% 11/15/51	1,055,000	1,200,927

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York State Dormitory Authority
Revenue (Third Generation Resolution)
Series A 5.00% 5/15/30	$1,000,000	$1,167,560
Onondaga County Industrial Development Agency Revenue
(Air Cargo) 7.25% 1/1/32 (AMT)	500,000	476,260
Puerto Rico Public Finance (Commonwealth Appropriation)
Series B 5.50% 8/1/31	870,000	946,282
Tobacco Settlement Financing Authority
Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	212,486
5.50% 6/1/21	500,000	531,280
United Nations Development
Revenue Series A 5.00% 7/1/26	500,000	565,590
		9,260,858
Local General Obligation Bonds – 5.54%
New York City
Series C-1 5.00% 10/1/19	500,000	593,240
Series D 5.00% 11/1/34	125,000	130,828
Series D-1 5.00% 10/1/36	1,000,000	1,121,700
Series I-1 5.375% 4/1/36	500,000	570,000
New York State Dormitory Authority
Revenue Non-State Supported Debt
(School Districts-Financing Program) Series A
5.00% 10/1/23	500,000	593,320
5.00% 10/1/25 (AGM)	500,000	577,255
		3,586,343
§Pre-Refunded Bonds – 1.19%
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Series Y 5.50% 7/1/36-16	475,000	580,588
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	187,043
		767,631
Special Tax Revenue Bonds – 15.14%
Brooklyn Arena Local Development Revenue
(Barclays Center Project)
6.375% 7/15/43	500,000	541,575
6.50% 7/15/30	500,000	554,140

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	Guam Government Business Privilege Tax Revenue Series A
	5.125% 1/1/42	$185,000	$200,919
	5.25% 1/1/36	240,000	266,978
	Metropolitan Transportation Authority Revenue
	Series B 5.00% 11/15/34	500,000	551,875
	New York City Transitional Finance Authority Revenue
	(Building Aid Revenue) Series S-1A 5.25% 7/15/37	1,000,000	1,132,419
	(Future Tax Secured)
	Fiscal 2011 5.00% 2/1/26	250,000	297,805
	Fiscal 2011 5.25% 2/1/29	500,000	599,345
	Series A 5.00% 11/1/26	500,000	602,355
	Series B 5.00% 11/1/18	500,000	594,945
	Series C 5.25% 11/1/25	500,000	609,680
	Series D-1 5.00% 11/1/22	500,000	621,854
	New York City Trust for Cultural Resources Revenue
	(Museum Modern Art) Series A1 5.00% 4/1/31	250,000	278,343
	New York Dormitory Authority State Personal Income Tax
	Revenue Series C 5.00% 3/15/34	500,000	567,875
	New York Dormitory Authority State Supported Debt
	Revenue (Consolidated Services Contract)
	5.00% 7/1/17 (AGM)	500,000	593,125
	New York Sales Tax Asset Receivables
	Series A 5.25% 10/15/27 (AMBAC)	500,000	552,590
	Puerto Rico Commonwealth Infrastructure Financing
	Authority Revenue Series B 5.00% 7/1/15	250,000	271,073
Ω	Puerto Rico Sales Tax Financing Revenue First Subordinate
	(Convertible Capital Appreciation)
	Series A 6.75% 8/1/32	185,000	181,130
	Schenectady Metroplex Development Authority Revenue
	Series A 5.375% 12/15/21	500,000	516,355
	Virgin Islands Public Finance Authority Revenue
	(Matching Fund Loan Note-Senior Lien)
	Series A 5.00% 10/1/29	250,000	263,643
			9,798,024
State & Territory General Obligation Bonds – 4.05%
	New York City Series E 5.00% 8/1/28	125,000	144,336
	New York State Series A 5.00% 3/1/38	500,000	547,245

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
State & Territory General Obligation Bonds (continued)
Puerto Rico Commonwealth Government Development
Bank Refunding Remarketed
4.75% 12/1/15 (NATL-RE)	$230,000	$237,259
Puerto Rico Commonwealth Public Improvement Series A
5.50% 7/1/19 (NATL-RE) (IBC)	520,000	593,091
5.75% 7/1/41	1,000,000	1,096,390
		2,618,321
Transportation Revenue Bonds – 5.73%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	249,122
Series A 5.00% 11/15/41	500,000	545,135
Series D 5.25% 11/15/27	500,000	579,795
Series F 5.00% 11/15/15	150,000	171,632
New York State Thruway Authority General Revenue
(Bond Antics Notes) Series H
5.00% 1/1/15 (NATL-RE)	250,000	279,225
Port Authority New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	274,480
(JFK International Air Terminal)
6.00% 12/1/42	700,000	783,188
6.50% 12/1/28	550,000	594,473
Triborough Bridge & Tunnel Authority Revenue
Series C 5.00% 11/15/24	200,000	234,510
		3,711,560
Water & Sewer Revenue Bonds – 2.59%
New York City Municipal Water Finance Authority
Water & Sewer System Revenue
(Second General Resolution) 5.25% 6/15/44	500,000	566,900
Series A 5.75% 6/15/40	200,000	232,506
Series FF 5.50% 6/15/40	250,000	288,803
New York State Environmental Facilities Revenue
Clean Water & Drinking Revolving Funds
5.00% 6/15/30	500,000	586,545
		1,674,754
Total Municipal Bonds (cost $58,020,565)		62,689,605

	Principal amount	Value
Short-Term Investment – 0.77%
¤Variable Rate Demand Note – 0.77%
City of New York Various Subordinate
Series A-8 0.08% 8/1/18
(LOC-JP Morgan Chase Bank N.A.)	$500,000	$500,000
Total Short-Term Investment (cost $500,000)		500,000

Total Value of Securities – 97.64%
(cost $58,520,565)		63,189,605
Receivables and Other Assets
Net of Liabilities – 2.36%		1,525,936
Net Assets Applicable to 5,688,634
Shares Outstanding – 100.00%		$64,715,541

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($46,402,930 / 4,076,130 Shares)		$11.38
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($522,464 / 45,991 Shares)		$11.36
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($17,790,147 / 1,566,513 Shares)		$11.36

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$60,026,860
Distributions in excess of net investment income		(657)
Accumulated net realized gain on investments		20,298
Net unrealized appreciation of investments		4,669,040
Total net assets		$64,715,541

•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2012.

Statements of net assets
Delaware Tax-Free New York Fund

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FHA — Federal Housing Administration
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$11.38
Sales charge (4.50% of offering price) (B)	0.54
Offering price	$11.92

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six Months Ended February 29, 2012 (Unaudited)

	Delaware Tax Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$2,487,085	$2,186,734	$5,680,255

Expenses:
Management fees	260,181	235,712	639,149
Distribution expenses – Class A	120,836	86,215	273,518
Distribution expenses – Class B	3,260	4,952	2,071
Distribution expenses – Class C	33,877	78,529	65,779
Dividend disbursing and transfer agent
fees and expenses	26,572	28,160	59,851
Accounting and administration expenses	20,460	16,850	45,692
Legal fees	10,172	4,927	15,014
Registration fees	9,661	4,167	4,932
Reports and statements to shareholders	6,518	5,400	10,172
Audit and tax	5,577	6,051	6,289
Pricing fees	3,951	4,878	5,351
Trustees’ fees	2,750	2,264	6,136
Insurance fees	1,365	739	2,483
Custodian fees	1,009	1,042	2,329
Dues and services	885	711	176
Consulting fees	389	318	870
Trustees’ expenses	241	197	536
	507,704	481,112	1,140,348
Less fees waived	(42,775)	(67,192)	(113,438)
Less expense paid indirectly	(13)	(9)	(27)
Total operating expenses	464,916	413,911	1,026,883
Net Investment Income	2,022,169	1,772,823	4,653,372

Net Realized and Unrealized Gain:
Net realized gain on investments	518,561	552,926	1,862,832
Net change in unrealized appreciation
of investments	3,784,088	4,656,728	10,727,079
Net Realized and Unrealized Gain	4,302,649	5,209,654	12,589,911

Net Increase in Net Assets
Resulting from Operations	$6,324,818	$6,982,477	$17,243,283

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$3,188,277	$1,314,898

Expenses:
Management fees	385,820	156,089
Distribution expenses – Class A	129,711	50,418
Distribution expenses – Class B	3,284	2,421
Distribution expenses – Class C	178,649	78,640
Dividend disbursing and transfer agent
fees and expenses	36,451	22,242
Accounting and administration expenses	27,580	11,157
Legal fees	8,340	2,496
Reports and statements to shareholders	7,621	4,239
Audit and tax	6,539	6,117
Registration fees	5,216	7,184
Pricing fees	4,674	5,525
Trustees’ fees	3,697	1,481
Custodian fees	1,519	641
Insurance fees	1,177	484
Dues and services	734	667
Consulting fees	510	202
Trustees’ expenses	321	127
	801,843	350,130
Less fees waived	(48,518)	(62,770)
Less expense paid indirectly	(16)	(6)
Total operating expenses	753,309	287,354
Net Investment Income	2,434,968	1,027,544

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(328,309)	507,834
Net change in unrealized appreciation
of investments	5,063,828	2,538,936
Net Realized and Unrealized Gain	4,735,519	3,046,770

Net Increase in Net Assets
Resulting from Operations	$7,170,487	$4,074,314

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,022,169	$4,224,609
Net realized gain on investments	518,561	26,324
Net change in unrealized appreciation
(depreciation) of investments	3,784,088	(4,245,010)
Net increase in net assets resulting from operations	6,324,818	5,923

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,893,015)	(3,935,696)
Class B	(10,330)	(48,023)
Class C	(107,319)	(229,913)

Net realized gain on investments:
Class A	(25,133)	(250,507)
Class B	(172)	(5,139)
Class C	(1,764)	(18,335)
	(2,037,733)	(4,487,613)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,329,525	9,590,092
Class B	—	468
Class C	229,342	802,573

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,345,732	2,229,671
Class B	9,363	31,965
Class C	88,644	152,719
	5,002,606	12,807,488

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(4,408,791)	$(20,506,737)
Class B	(167,311)	(2,067,231)
Class C	(612,379)	(1,832,935)
	(5,188,481)	(24,406,903)
Decrease in net assets derived from
capital share transactions	(185,875)	(11,599,415)
Net Increase (Decrease) in Net Assets	4,101,210	(16,081,105)

Net Assets:
Beginning of period	103,045,367	119,126,472
End of period[1]	$107,146,577	$103,045,367

[1]Including undistributed net investment income	$25,308	$25,309

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,772,823	$3,588,094
Net realized gain (loss) on investments	552,926	(718,355)
Net change in unrealized appreciation
(depreciation) of investments	4,656,728	(2,957,481)
Net increase (decrease) in net assets
resulting from operations	6,982,477	(87,742)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,473,008)	(2,970,212)
Class B	(17,462)	(71,308)
Class C	(276,540)	(536,304)
	(1,767,010)	(3,577,824)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,241,444	13,966,047
Class B	—	446
Class C	1,688,727	3,882,265

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	949,700	1,792,877
Class B	12,405	53,523
Class C	219,340	389,108
	8,111,616	20,084,266

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(4,687,159)	$(18,652,984)
Class B	(455,314)	(1,868,698)
Class C	(1,047,439)	(4,362,004)
	(6,189,912)	(24,883,686)
Increase (decrease) in net assets derived from
capital share transactions	1,921,704	(4,799,420)
Net Increase (Decrease) in Net Assets	7,137,171	(8,464,986)

Net Assets:
Beginning of period	83,216,597	91,681,583
End of period[1]	$90,353,768	$83,216,597

[1]Including undistributed net investment income	$18,780	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,653,372	$9,935,304
Net realized gain (loss) on investments	1,862,832	(1,090,497)
Net change in unrealized appreciation
(depreciation) of investments	10,727,079	(8,167,863)
Net increase in net assets resulting from operations	17,243,283	676,944

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,419,449)	(9,065,106)
Class B	(6,886)	(32,264)
Class C	(216,417)	(473,556)
	(4,642,752)	(9,570,926)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,739,753	9,661,260
Class B	—	304
Class C	584,604	1,768,344

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,294,430	5,999,728
Class B	4,017	21,271
Class C	181,062	348,473
	9,803,866	17,799,380

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(9,721,848)	$(28,796,246)
Class B	(371,470)	(776,210)
Class C	(1,132,160)	(3,449,371)
	(11,225,478)	(33,021,827)
Decrease in net assets derived from
capital share transactions	(1,421,612)	(15,222,447)
Net Increase (Decrease) in Net Assets	11,178,919	(24,116,429)

Net Assets:
Beginning of period	230,012,743	254,129,172
End of period[1]	$241,191,662	$230,012,743

[1]Including undistributed net investment income	$352,563	$352,563

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,434,968	$4,747,970
Net realized loss on investments	(328,309)	(974,509)
Net change in unrealized appreciation
(depreciation) of investments	5,063,828	(3,975,375)
Net increase (decrease) in net assets
resulting from operations	7,170,487	(201,914)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,897,636)	(3,594,235)
Class B	(9,569)	(47,733)
Class C	(519,686)	(1,085,338)

Net realized gain on investments:
Class A	—	(58,688)
Class B	—	(1,213)
Class C	—	(22,123)
	(2,426,891)	(4,809,330)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,841,878	22,046,186
Class B	—	—
Class C	4,700,743	9,226,467

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,321,166	2,621,700
Class B	7,788	38,486
Class C	441,119	841,625
	19,312,694	34,774,464

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(4,283,498)	$(26,491,952)
Class B	(307,226)	(1,483,183)
Class C	(3,720,309)	(8,585,502)
	(8,311,033)	(36,560,637)
Increase (decrease) in net assets derived from
capital share transactions	11,001,661	(1,786,173)
Net Increase (Decrease) in Net Assets	15,745,257	(6,797,417)

Net Assets:
Beginning of period	135,530,183	142,327,600
End of period[1]	$151,275,440	$135,530,183

[1]Including distributions in excess of net investment income	$(16,644)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,027,544	$1,848,243
Net realized gain (loss) on investments	507,834	(461,636)
Net change in unrealized appreciation
(depreciation) of investments	2,538,936	(1,450,553)
Net increase (decrease) in net assets
resulting from operations	4,074,314	(63,946)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(773,329)	(1,400,126)
Class B	(7,478)	(17,505)
Class C	(242,580)	(425,309)
	(1,023,387)	(1,842,940)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,424,981	10,714,054
Class B	36,995	—
Class C	2,894,236	3,902,137

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	627,315	1,022,817
Class B	5,389	12,841
Class C	183,808	315,491
	13,172,724	15,967,340

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(2,867,600)	$(10,992,437)
Class B	(21,938)	(243,301)
Class C	(381,209)	(2,976,393)
	(3,270,747)	(14,212,131)
Increase in net assets derived from
capital share transactions	9,901,977	1,755,209
Net Increase (Decrease) in Net Assets	12,952,904	(151,677)

Net Assets:
Beginning of period	51,762,637	51,914,314
End of period[1]	$64,715,541	$51,762,637

[1]Including distributions in excess of net investment income	$(657)	$(657)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended			Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.340	$11.760	$11.090	$10.930	$11.070	$11.350

0.225	0.445	0.447	0.431	0.444	0.465
0.472	(0.394)	0.668	0.158	(0.140)	(0.280)
0.697	0.051	1.115	0.589	0.304	0.185

(0.224)	(0.444)	(0.445)	(0.429)	(0.444)	(0.465)
(0.003)	(0.027)	—	—	—	—
(0.227)	(0.471)	(0.445)	(0.429)	(0.444)	(0.465)

$11.810	$11.340	$11.760	$11.090	$10.930	$11.070

6.21%	0.57%	10.27%	5.64%	2.78%	1.63%

$99,738	$95,487	$108,214	$113,689	$122,027	$125,636
0.84%	0.87%	0.86%	0.75%	0.75%	0.76%

0.92%	0.93%	0.92%	0.91%	0.91%	0.91%
3.94%	3.98%	3.94%	4.07%	4.02%	4.11%

3.86%	3.92%	3.88%	3.91%	3.86%	3.96%
22%	32%	15%	27%	29%	9%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.340	$11.760	$11.100	$10.940	$11.070	$11.360

0.182	0.361	0.362	0.352	0.361	0.380
0.472	(0.394)	0.658	0.158	(0.130)	(0.290)
0.654	(0.033)	1.020	0.510	0.231	0.090

(0.181)	(0.360)	(0.360)	(0.350)	(0.361)	(0.380)
(0.003)	(0.027)	—	—	—	—
(0.184)	(0.387)	(0.360)	(0.350)	(0.361)	(0.380)

$11.810	$11.340	$11.760	$11.100	$10.940	$11.070

5.82%	(0.18% )	9.35%	4.85%	2.10%	0.78%

$625	$757	$2,917	$6,509	$9,620	$12,407
1.59%	1.62%	1.61%	1.50%	1.50%	1.51%

1.67%	1.68%	1.67%	1.66%	1.66%	1.66%
3.19%	3.23%	3.19%	3.32%	3.27%	3.36%

3.11%	3.17%	3.13%	3.16%	3.11%	3.21%
22%	32%	15%	27%	29%	9%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.370	$11.790	$11.120	$10.960	$11.090	$11.380

0.183	0.362	0.363	0.352	0.361	0.380
0.472	(0.394)	0.668	0.158	(0.130)	(0.290)
0.655	(0.032)	1.031	0.510	0.231	0.090

(0.182)	(0.361)	(0.361)	(0.350)	(0.361)	(0.380)
(0.003)	(0.027)	—	—	—	—
(0.185)	(0.388)	(0.361)	(0.350)	(0.361)	(0.380)

$11.840	$11.370	$11.790	$11.120	$10.960	$11.090

5.81%	(0.17% )	9.43%	4.84%	2.09%	0.77%

$6,784	$6,801	$7,995	$7,257	$8,806	$7,609
1.59%	1.62%	1.61%	1.50%	1.50%	1.51%

1.67%	1.68%	1.67%	1.66%	1.66%	1.66%
3.19%	3.23%	3.19%	3.32%	3.27%	3.36%

3.11%	3.17%	3.13%	3.16%	3.11%	3.21%
22%	32%	15%	27%	29%	9%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.170	$11.570	$10.620	$10.800	$11.010	$11.400

0.245	0.476	0.497	0.448	0.449	0.454
0.688	(0.401)	0.950	(0.182)	(0.210)	(0.390)
0.933	0.075	1.447	0.266	0.239	0.064

(0.243)	(0.475)	(0.497)	(0.446)	(0.449)	(0.454)
(0.243)	(0.475)	(0.497)	(0.446)	(0.449)	(0.454)

$11.860	$11.170	$11.570	$10.620	$10.800	$11.010

8.44%	0.83%	13.92%	2.74%	2.21%	0.51%

$72,753	$67,047	$72,902	$61,132	$67,174	$76,537
0.82%	0.82%	0.82%	0.88%	0.88%	0.89%

0.98%	0.98%	0.98%	0.97%	0.97%	0.97%
4.28%	4.36%	4.48%	4.42%	4.11%	3.98%

4.12%	4.20%	4.32%	4.33%	4.02%	3.90%
24%	44%	35%	59%	34%	21%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.210	$11.610	$10.670	$10.840	$11.060	$11.440

0.203	0.395	0.416	0.373	0.367	0.368
0.688	(0.401)	0.940	(0.172)	(0.220)	(0.380)
0.891	(0.006)	1.356	0.201	0.147	(0.012)

(0.201)	(0.394)	(0.416)	(0.371)	(0.367)	(0.368)
(0.201)	(0.394)	(0.416)	(0.371)	(0.367)	(0.368)

$11.900	$11.210	$11.610	$10.670	$10.840	$11.060

8.02%	0.09%	12.93%	2.07%	1.34%	(0.15% )

$923	$1,307	$3,254	$4,938	$6,589	$9,384
1.57%	1.57%	1.57%	1.63%	1.63%	1.64%

1.73%	1.73%	1.73%	1.72%	1.72%	1.72%
3.53%	3.61%	3.73%	3.67%	3.36%	3.23%

3.37%	3.45%	3.57%	3.58%	3.27%	3.15%
24%	44%	35%	59%	34%	21%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.180	$11.590	$10.640	$10.810	$11.030	$11.420

0.203	0.394	0.415	0.373	0.367	0.368
0.688	(0.411)	0.950	(0.172)	(0.220)	(0.390)
0.891	(0.017)	1.365	0.201	0.147	(0.022)

(0.201)	(0.393)	(0.415)	(0.371)	(0.367)	(0.368)
(0.201)	(0.393)	(0.415)	(0.371)	(0.367)	(0.368)

$11.870	$11.180	$11.590	$10.640	$10.810	$11.030

8.03%	(0.01% )	13.06%	2.07%	1.35%	(0.24% )

$16,678	$14,863	$15,526	$13,530	$14,991	$13,453
1.57%	1.57%	1.57%	1.63%	1.63%	1.64%

1.73%	1.73%	1.73%	1.72%	1.72%	1.72%
3.53%	3.61%	3.73%	3.67%	3.36%	3.23%

3.37%	3.45%	3.57%	3.58%	3.27%	3.15%
24%	44%	35%	59%	34%	21%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.880	$11.260	$10.600	$10.640	$10.730	$11.040

0.224	0.460	0.455	0.452	0.448	0.464
0.599	(0.397)	0.661	(0.041)	(0.089)	(0.310)
0.823	0.063	1.116	0.411	0.359	0.154

(0.223)	(0.443)	(0.456)	(0.451)	(0.449)	(0.464)
(0.223)	(0.443)	(0.456)	(0.451)	(0.449)	(0.464)

$11.480	$10.880	$11.260	$10.600	$10.640	$10.730

7.64%	0.71%	10.74%	4.11%	3.38%	1.38%

$227,338	$216,151	$237,545	$226,393	$234,630	$246,695
0.84%	0.88%	0.93%	0.90%	0.93%	0.94%

0.94%	0.95%	0.95%	0.95%	0.95%	0.96%
4.05%	4.30%	4.16%	4.43%	4.16%	4.22%

3.95%	4.23%	4.14%	4.38%	4.14%	4.20%
16%	26%	17%	27%	15%	12%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.890	$11.270	$10.610	$10.640	$10.730	$11.050

0.183	0.380	0.373	0.375	0.367	0.382
0.599	(0.397)	0.661	(0.031)	(0.089)	(0.320)
0.782	(0.017)	1.034	0.344	0.278	0.062

(0.182)	(0.363)	(0.374)	(0.374)	(0.368)	(0.382)
(0.182)	(0.363)	(0.374)	(0.374)	(0.368)	(0.382)

$11.490	$10.890	$11.270	$10.610	$10.640	$10.730

7.24%	(0.04% )	9.91%	3.43%	2.60%	0.53%

$261	$609	$1,429	$2,693	$3,961	$5,326
1.59%	1.63%	1.68%	1.65%	1.68%	1.69%

1.69%	1.70%	1.70%	1.70%	1.70%	1.71%
3.30%	3.55%	3.41%	3.68%	3.41%	3.47%

3.20%	3.48%	3.39%	3.63%	3.39%	3.45%
16%	26%	17%	27%	15%	12%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.910	$11.290	$10.630	$10.660	$10.750	$11.070

0.183	0.381	0.374	0.375	0.367	0.382
0.609	(0.397)	0.661	(0.031)	(0.089)	(0.320)
0.792	(0.016)	1.035	0.344	0.278	0.062

(0.182)	(0.364)	(0.375)	(0.374)	(0.368)	(0.382)
(0.182)	(0.364)	(0.375)	(0.374)	(0.368)	(0.382)

$11.520	$10.910	$11.290	$10.630	$10.660	$10.750

7.32%	(0.03% )	9.90%	3.43%	2.60%	0.53%

$13,593	$13,253	$15,155	$11,542	$9,836	$10,152
1.59%	1.63%	1.68%	1.65%	1.68%	1.69%

1.69%	1.70%	1.70%	1.70%	1.70%	1.71%
3.30%	3.55%	3.41%	3.68%	3.41%	3.47%

3.20%	3.48%	3.39%	3.63%	3.39%	3.45%
16%	26%	17%	27%	15%	12%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.730	$12.120	$11.490	$11.260	$11.260	$11.450

0.217	0.438	0.431	0.436	0.437	0.448
0.399	(0.385)	0.633	0.228	—	(0.190)
0.616	0.053	1.064	0.664	0.437	0.258

(0.216)	(0.436)	(0.434)	(0.434)	(0.437)	(0.448)
—	(0.007)	—	—	—	—
(0.216)	(0.443)	(0.434)	(0.434)	(0.437)	(0.448)

$12.130	$11.730	$12.120	$11.490	$11.260	$11.260

5.30%	0.56%	9.44%	6.12%	3.93%	2.27%

$112,232	$98,821	$104,287	$86,445	$72,237	$69,931
0.88%	0.90%	0.94%	0.88%	0.85%	0.86%

0.95%	0.96%	0.96%	0.96%	0.96%	0.98%
3.67%	3.78%	3.66%	3.94%	3.87%	3.92%

3.60%	3.72%	3.64%	3.86%	3.76%	3.80%
11%	32%	7%	10%	11%	8%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.710	$12.100	$11.470	$11.240	$11.240	$11.430

0.173	0.350	0.343	0.353	0.353	0.363
0.389	(0.385)	0.633	0.228	—	(0.190)
0.562	(0.035)	0.976	0.581	0.353	0.173

(0.172)	(0.348)	(0.346)	(0.351)	(0.353)	(0.363)
—	(0.007)	—	—	—	—
(0.172)	(0.355)	(0.346)	(0.351)	(0.353)	(0.363)

$12.100	$11.710	$12.100	$11.470	$11.240	$11.240

4.83%	(0.19% )	8.64%	5.34%	3.17%	1.51%

$636	$912	$2,450	$3,359	$5,123	$6,003
1.63%	1.65%	1.69%	1.63%	1.60%	1.61%

1.70%	1.71%	1.71%	1.71%	1.71%	1.73%
2.92%	3.03%	2.91%	3.19%	3.12%	3.17%

2.85%	2.97%	2.89%	3.11%	3.01%	3.05%
11%	32%	7%	10%	11%	8%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.720	$12.110	$11.480	$11.250	$11.250	$11.440

0.173	0.351	0.342	0.353	0.352	0.363
0.399	(0.385)	0.633	0.228	—	(0.190)
0.572	(0.034)	0.975	0.581	0.352	0.173

(0.172)	(0.349)	(0.345)	(0.351)	(0.352)	(0.363)
—	(0.007)	—	—	—	—
(0.172)	(0.356)	(0.345)	(0.351)	(0.352)	(0.363)

$12.120	$11.720	$12.110	$11.480	$11.250	$11.250

4.91%	(0.20% )	8.63%	5.34%	3.16%	1.51%

$38,407	$35,797	$35,591	$19,176	$11,490	$11,535
1.63%	1.65%	1.69%	1.63%	1.60%	1.61%

1.70%	1.71%	1.71%	1.71%	1.71%	1.73%
2.92%	3.03%	2.91%	3.19%	3.12%	3.17%

2.85%	2.97%	2.89%	3.11%	3.01%	3.05%
11%	32%	7%	10%	11%	8%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.800	$11.150	$10.450	$10.300	$10.300	$10.550

0.211	0.406	0.429	0.409	0.411	0.435
0.579	(0.351)	0.700	0.148	—	(0.250)
0.790	0.055	1.129	0.557	0.411	0.185

(0.210)	(0.405)	(0.429)	(0.407)	(0.411)	(0.435)
(0.210)	(0.405)	(0.429)	(0.407)	(0.411)	(0.435)

$11.380	$10.800	$11.150	$10.450	$10.300	$10.300

7.39%	0.63%	11.02%	5.65%	4.04%	1.75%

$46,403	$37,051	$37,716	$22,780	$15,340	$14,817
0.80%	0.80%	0.80%	0.85%	0.85%	0.79%

1.02%	1.05%	1.07%	1.10%	1.09%	1.10%
3.83%	3.82%	3.94%	4.10%	3.97%	4.13%

3.61%	3.57%	3.67%	3.85%	3.73%	3.82%
29%	54%	15%	36%	28%	14%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.780	$11.120	$10.420	$10.270	$10.280	$10.530

0.170	0.326	0.347	0.334	0.333	0.357
0.579	(0.341)	0.700	0.148	(0.010)	(0.250)
0.749	(0.015)	1.047	0.482	0.323	0.107

(0.169)	(0.325)	(0.347)	(0.332)	(0.333)	(0.357)
(0.169)	(0.325)	(0.347)	(0.332)	(0.333)	(0.357)

$11.360	$10.780	$11.120	$10.420	$10.270	$10.280

7.00%	(0.04% )	10.21%	4.88%	3.17%	0.99%

$523	$477	$736	$1,018	$1,549	$2,164
1.55%	1.55%	1.55%	1.60%	1.60%	1.54%

1.77%	1.80%	1.82%	1.85%	1.84%	1.85%
3.08%	3.07%	3.19%	3.35%	3.22%	3.38%

2.86%	2.82%	2.92%	3.10%	2.98%	3.07%
29%	54%	15%	36%	28%	14%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.780	$11.120	$10.420	$10.270	$10.280	$10.530

0.170	0.326	0.346	0.333	0.333	0.357
0.579	(0.341)	0.700	0.148	(0.010)	(0.250)
0.749	(0.015)	1.046	0.481	0.323	0.107

(0.169)	(0.325)	(0.346)	(0.331)	(0.333)	(0.357)
(0.169)	(0.325)	(0.346)	(0.331)	(0.333)	(0.357)

$11.360	$10.780	$11.120	$10.420	$10.270	$10.280

7.00%	(0.04% )	10.20%	4.88%	3.17%	0.99%

$17,790	$14,235	$13,462	$5,651	$2,049	$2,131
1.55%	1.55%	1.55%	1.60%	1.60%	1.54%

1.77%	1.80%	1.82%	1.85%	1.84%	1.85%
3.08%	3.07%	3.19%	3.35%	3.22%	3.38%

2.86%	2.82%	2.92%	3.10%	2.98%	3.07%
29%	54%	15%	36%	28%	14%

Notes to financial statements
Delaware Investments® state tax-free funds	February 29, 2012 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each, a Fund or, collectively, the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income tax in its respective state as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2008–August 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended February 29, 2012.

Notes to financial statements
Delaware Investments® state tax-free funds

1. Significant Accounting Policies (continued)

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended February 29, 2012, the Funds earned the following under this agreement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$13	$9	$27	$16	$6

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding the following percentages of each Fund’s average daily net assets through December 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Funds.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Operating expense
limitation as a percentage
of average daily net assets
(per annum)	0.59%	0.57%	0.59%	0.63%	0.55%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 29, 2012, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$2,573	$2,119	$5,745	$3,468	$1,403

DSC also provides dividend disbursing and transfer agency services. The Funds pay DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares.

At February 29, 2012, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Investment management
fees payable to DMC	$37,253	$28,253	$87,652	$57,247	$16,058
Dividend disbursing,
transfer agent and fund
accounting oversight
fees and other expenses
payable to DSC	2,384	2,004	5,339	3,313	1,405
Distribution fees
payable to DDLP	25,690	28,239	55,726	52,170	23,001
Other expenses payable to
DMC and affiliates*	2,929	3,468	5,536	3,969	3,695

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware Investments® state tax-free funds

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 29, 2012, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$1,491	$1,228	$3,335	$2,010	$808

For the six months ended February 29, 2012, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$3,002	$3,741	$11,310	$23,690	$9,181

For the six months ended February 29, 2012, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free California Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Class A	$2,717	$31	$0
Class B	26	0	0
Class C	0	2,794	240

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 29, 2012, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Purchases	$24,389,630	$22,658,894	$37,307,522	$27,290,596	$25,080,225
Sales	22,305,504	20,812,162	38,979,040	15,451,206	16,144,124

At February 29, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the fiscal year end. At February 29, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$100,568,610	$82,971,104	$224,142,822	$141,575,311	$58,504,816
Aggregate
unrealized
appreciation	$7,396,691	$6,661,792	$17,254,090	$10,854,968	$4,786,888
Aggregate
unrealized
depreciation	(204,543)	(583,139)	(1,129,350)	—	(102,099)
Net unrealized
appreciation	$7,192,148	$6,078,653	$16,124,740	$10,854,968	$4,684,789

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Notes to financial statements
Delaware Investments® state tax-free funds

3. Investments (continued)

Level 3	–	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of February 29, 2012:

	Delaware Tax-Free Arizona Fund
		Level 2
Municipal Bonds		$107,760,758

	Delaware Tax-Free California Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$88,940,807	$88,940,807
Short-Term Investment	108,950	—	108,950
Total	$108,950	$88,940,807	$89,049,757

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$238,659,092	$238,659,092
Short-Term Investments	1,408,470	200,000	1,608,470
Total	$1,408,470	$238,859,092	$240,267,562

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$150,142,008	$150,142,008
Short-Term Investments	1,768,271	520,000	2,288,271
Total	$1,768,271	$150,662,008	$152,430,279

	Delaware Tax-Free New York Fund
		Level 2
Municipal Bonds		$62,689,605
Short-Term Investment		500,000
Total		$63,189,605

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the six months ended February 29, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 29, 2012 and the year ended August 31, 2011 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Six Months Ended 2/29/12*
Tax-exempt income	$2,010,660	$1,767,010	$4,642,752	$2,426,865	$1,022,535
Ordinary income	4	—	—	26	852
Long-term capital gains	27,069	—	—	—	—
Total	$2,037,733	$1,767,010	$4,642,752	$2,426,891	$1,023,387

Year Ended 8/31/11
Tax-exempt income	$4,112,014	$3,499,954	$9,447,544	$4,647,399	$1,832,508
Ordinary income	101,505	77,870	123,382	137,722	16,404
Long-term capital gains	273,094	—	—	24,209	—
Total	$4,486,613	$3,577,824	$9,570,926	$4,809,330	$1,842,940

*Tax information for the six months ended February 29, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Investments® state tax-free funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2012, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of beneficial
interest	$99,701,505	$84,919,181	$226,932,360	$141,792,798	$60,026,860
Undistributed
long-term capital
gains	227,616	—	—	—	4,549
Distributions
payable	(79,091)	(70,448)	(174,112)	(98,144)	(42,808)
Undistributed
tax-exempt
income	104,399	89,228	526,675	81,500	42,151
Realized gains
(losses)
9/1/11–2/29/12	—	(153,536)	594,701	(1,355,682)	28,006
Capital loss
carryforwards as
of 8/31/11	—	(509,310)	(2,812,702)	—	(28,006)
Unrealized
appreciation
(depreciation)
of investments	7,192,148	6,078,653	16,124,740	10,854,968	4,684,789
Net assets	$107,146,577	$90,353,768	$241,191,662	$151,275,440	$64,715,541

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distributions payable and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 29, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Undistributed
(distributions in excess of)
net investment income	$(11,506)	$(5,796)	$(10,620)	$(8,077)	$(4,157)
Accumulated net realized
gain (loss)	11,506	5,796	10,620	8,077	4,157

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2011 will expire as follows:

	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free
Expiration	California Fund	Colorado Fund	New York Fund
2012	$—	$507,309	$—
2013	—	57,695	—
2014	—	2,203,520	—
2016	10,217	44,178	14,929
2018	—	—	8,253
2019	499,093	—	4,824
Total	$509,310	$2,812,702	$28,006

For the six months ended February 29, 2012, the Funds had capital gains (losses) which may reduce (increase) capital loss carryforwards.

Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free
California Fund	Colorado Fund	New York Fund
$(153,536)	$594,701	$28,006

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Notes to financial statements
Delaware Investments® state tax-free funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/29/12	8/31/11	2/29/12	8/31/11	2/29/12	8/31/11
Shares sold:
Class A	290,765	866,329	457,849	1,260,131	513,203	905,561
Class B	—	40	—	41	—	27
Class C	19,810	71,073	146,737	355,660	51,804	162,405

Shares issued upon reinvestment of dividends and distributions:
Class A	116,746	199,470	82,756	164,198	295,648	560,364
Class B	812	2,852	1,079	4,880	362	1,985
Class C	7,672	13,627	19,087	35,603	16,208	32,471
	435,805	1,153,391	707,508	1,820,513	877,225	1,662,813

Shares repurchased:
Class A	(383,223)	(1,847,336)	(408,446)	(1,722,598)	(872,633)	(2,700,759)
Class B	(14,624)	(184,115)	(40,138)	(168,581)	(33,598)	(72,932)
Class C	(52,769)	(164,691)	(90,204)	(402,444)	(101,856)	(322,740)
	(450,616)	(2,196,142)	(538,788)	(2,293,623)	(1,008,087)	(3,096,431)

Net increase
(decrease)	(14,811)	(1,042,751)	168,720	(473,110)	(130,862)	(1,433,618)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	2/29/12	8/31/11	2/29/12	8/31/11
Shares sold:
Class A	1,079,323	1,900,076	848,509	1,003,049
Class B	—	—	3,283	—
Class C	393,642	788,345	263,296	364,898

Shares issued upon reinvestment of dividends and distributions:
Class A	110,991	226,583	56,720	96,410
Class B	656	3,332	489	1,212
Class C	37,089	72,898	16,659	29,809
	1,621,701	2,991,234	1,188,956	1,495,378

Shares repurchased:
Class A	(360,496)	(2,303,200)	(259,425)	(1,052,715)
Class B	(26,071)	(127,823)	(1,997)	(23,226)
Class C	(315,411)	(744,786)	(34,536)	(284,284)
	(701,978)	(3,175,809)	(295,958)	(1,360,225)

Net increase (decrease)	919,723	(184,575)	892,998	135,153

For the six months ended February 29, 2012 and the year ended August 31, 2011, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on page 102 and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/29/12			8/31/11
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	1,729	1,734	$19,871	114,565	114,667	$1,289,672
Delaware Tax-Free
California Fund	20,157	20,286	228,855	111,060	111,540	1,237,217
Delaware Tax-Free
Colorado Fund	13,799	13,838	152,836	53,647	53,698	571,670
Delaware Tax-Free
Idaho Fund	10,526	10,532	124,277	92,109	91,931	1,068,723
Delaware Tax-Free
New York Fund	1,327	1,327	14,601	12,407	12,373	130,210

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of February 29, 2012 or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The values of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse

Notes to financial statements
Delaware Investments® state tax-free funds

8. Credit and Market Risk (continued)

impact on the value of insured bonds held in the Funds. At February 29, 2012, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the statements of net assets.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
29.84%	14.69%	23.17%	27.72%	4.38%

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service Inc., Standard & Poor’s Rating Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of February 29, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 29, 2012 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ending August 31, 2010. During the fiscal years ended August 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trusts did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on their behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trusts’ financial statements.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS II

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 2, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 2, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 2, 2012